American Century Investments®
Quarterly Portfolio Holdings
American Century® STOXX® U.S. Quality Growth ETF (QGRO)
November 30, 2020

American Century STOXX®U.S. Quality Growth ETF - Schedule of Investments
NOVEMBER 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.5%
Aerospace and Defense — 0.1%
Lockheed Martin Corp.	711	259,515
Air Freight and Logistics — 1.6%
United Parcel Service, Inc., Class B	20,265	3,466,733
Automobiles — 1.0%
Tesla, Inc.(1)	3,878	2,201,153
Beverages — 0.9%
Boston Beer Co., Inc. (The), Class A(1)	1,204	1,120,732
Monster Beverage Corp.(1)	9,999	847,715
		1,968,447
Biotechnology — 5.4%
AbbVie, Inc.	2,589	270,758
Alexion Pharmaceuticals, Inc.(1)	21,866	2,670,057
Regeneron Pharmaceuticals, Inc.(1)	6,383	3,293,819
Vertex Pharmaceuticals, Inc.(1)	24,868	5,663,687
		11,898,321
Building Products — 0.1%
Trex Co., Inc.(1)	3,638	272,195
Capital Markets — 4.3%
Eaton Vance Corp.	3,918	262,428
FactSet Research Systems, Inc.	842	281,026
LPL Financial Holdings, Inc.	15,401	1,397,949
MarketAxess Holdings, Inc.	5,192	2,799,422
Moody's Corp.	1,982	559,598
MSCI, Inc.	7,409	3,033,393
Raymond James Financial, Inc.	2,865	260,572
S&P Global, Inc.	1,611	566,717
Tradeweb Markets, Inc., Class A	4,672	278,685
		9,439,790
Chemicals — 0.5%
Air Products and Chemicals, Inc.	948	265,573
RPM International, Inc.	6,072	534,397
Sherwin-Williams Co. (The)	366	273,632
		1,073,602
Commercial Services and Supplies — 0.7%
Cintas Corp.	744	264,343
Republic Services, Inc.	2,753	266,270
Tetra Tech, Inc.	2,202	262,588
Waste Management, Inc.	6,235	742,776
		1,535,977
Communications Equipment — 1.1%
Arista Networks, Inc.(1)	7,908	2,140,696
Ciena Corp.(1)	6,119	274,131
		2,414,827
Containers and Packaging — 0.2%
Avery Dennison Corp.	3,517	525,229
Distributors — 0.1%
Pool Corp.	820	283,810

Electric Utilities — 0.8%
NextEra Energy, Inc.	22,674	1,668,580
Electrical Equipment — 0.1%
Generac Holdings, Inc.(1)	1,259	271,440
Electronic Equipment, Instruments and Components — 0.1%
SYNNEX Corp.	1,641	263,069
Entertainment — 0.4%
Electronic Arts, Inc.(1)	2,239	286,032
Netflix, Inc.(1)	558	273,811
Take-Two Interactive Software, Inc.(1)	1,585	286,108
		845,951
Equity Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp.	1,180	272,816
SBA Communications Corp.	962	276,267
		549,083
Food and Staples Retailing — 0.2%
Costco Wholesale Corp.	701	274,631
Walmart, Inc.	1,778	271,660
		546,291
Food Products — 0.4%
Hershey Co. (The)	3,633	537,285
Lamb Weston Holdings, Inc.	3,740	270,701
		807,986
Health Care Equipment and Supplies — 6.9%
ABIOMED, Inc.(1)	9,119	2,499,518
Align Technology, Inc.(1)	3,966	1,908,796
Danaher Corp.	1,233	276,969
DexCom, Inc.(1)	6,873	2,197,161
Hologic, Inc.(1)	3,977	274,930
IDEXX Laboratories, Inc.(1)	7,832	3,610,395
Quidel Corp.(1)	3,086	601,924
ResMed, Inc.	2,607	546,427
West Pharmaceutical Services, Inc.	12,066	3,320,081
		15,236,201
Health Care Providers and Services — 4.4%
Amedisys, Inc.(1)	10,474	2,563,930
Chemed Corp.	6,389	3,055,539
DaVita, Inc.(1)	4,909	539,254
HCA Healthcare, Inc.	1,736	260,591
Humana, Inc.	659	263,943
Laboratory Corp. of America Holdings(1)	1,354	270,583
LHC Group, Inc.(1)	2,730	535,954
Molina Healthcare, Inc.(1)	1,312	267,818
Quest Diagnostics, Inc.	2,137	264,945
Universal Health Services, Inc., Class B	12,058	1,574,534
		9,597,091
Health Care Technology — 1.5%
Cerner Corp.	3,620	270,921
Veeva Systems, Inc., Class A(1)	11,150	3,087,100
		3,358,021
Hotels, Restaurants and Leisure — 2.5%
Chipotle Mexican Grill, Inc.(1)	2,558	3,298,362
Domino's Pizza, Inc.	1,405	551,561
Starbucks Corp.	2,738	268,379

Wingstop, Inc.	6,570	836,427
Yum China Holdings, Inc.	4,459	251,398
Yum! Brands, Inc.	2,511	265,664
		5,471,791
Household Durables — 1.8%
Helen of Troy Ltd.(1)	3,499	706,763
NVR, Inc.(1)	65	259,817
Tempur Sealy International, Inc.(1)	85,730	2,159,539
TopBuild Corp.(1)	2,955	514,849
Whirlpool Corp.	1,344	261,556
		3,902,524
Household Products — 0.6%
Church & Dwight Co., Inc.	3,218	282,444
Clorox Co. (The)	1,349	273,793
Colgate-Palmolive Co.	3,178	272,164
Kimberly-Clark Corp.	1,934	269,425
Procter & Gamble Co. (The)	1,946	270,241
		1,368,067
Industrial Conglomerates — 0.1%
3M Co.	1,520	262,550
Insurance — 0.2%
Arthur J. Gallagher & Co.	2,312	266,828
Kinsale Capital Group, Inc.	1,139	273,542
		540,370
Interactive Media and Services — 2.1%
Alphabet, Inc., Class C(1)	304	535,265
Facebook, Inc., Class A(1)	12,637	3,500,070
Match Group, Inc.(1)	3,869	538,603
		4,573,938
Internet and Direct Marketing Retail — 2.2%
Amazon.com, Inc.(1)	1,036	3,282,089
Etsy, Inc.(1)	9,748	1,566,504
		4,848,593
IT Services — 6.2%
Akamai Technologies, Inc.(1)	2,626	271,817
Booz Allen Hamilton Holding Corp.	39,849	3,458,495
CACI International, Inc., Class A(1)	1,116	264,816
Cognizant Technology Solutions Corp., Class A	3,418	267,048
EPAM Systems, Inc.(1)	8,533	2,750,442
Gartner, Inc.(1)	1,740	264,480
Leidos Holdings, Inc.	2,625	264,338
MasterCard, Inc., Class A	786	264,497
PayPal Holdings, Inc.(1)	15,681	3,357,616
Square, Inc., Class A(1)	10,614	2,239,129
Visa, Inc., Class A	1,284	270,089
		13,672,767
Leisure Products — 0.5%
Brunswick Corp.	14,088	1,051,528
Life Sciences Tools and Services — 1.1%
Avantor, Inc.(1)	10,370	282,894
Bio-Techne Corp.	889	269,642
Charles River Laboratories International, Inc.(1)	1,198	280,955
Mettler-Toledo International, Inc.(1)	239	274,859
PerkinElmer, Inc.	4,237	563,521
PRA Health Sciences, Inc.(1)	2,423	271,861

Repligen Corp.(1)	1,497	283,936
Thermo Fisher Scientific, Inc.	612	284,568
		2,512,236
Machinery — 0.1%
Snap-on, Inc.	1,503	264,303
Media — 1.2%
Cable One, Inc.	1,363	2,699,653
Metals and Mining — 0.1%
Reliance Steel & Aluminum Co.	2,195	258,571
Multiline Retail — 0.8%
Dollar General Corp.	2,528	552,570
Dollar Tree, Inc.(1)	2,418	264,142
Ollie's Bargain Outlet Holdings, Inc.(1)	8,591	756,524
Target Corp.	1,514	271,808
		1,845,044
Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	1,095	268,625
Pharmaceuticals — 2.0%
Catalent, Inc.(1)	2,844	273,422
Eli Lilly & Co.	18,657	2,717,392
Horizon Therapeutics plc(1)	7,798	549,213
Merck & Co., Inc.	3,359	270,030
Zoetis, Inc.	3,343	536,151
		4,346,208
Professional Services — 1.5%
CoreLogic, Inc.	3,485	270,088
CoStar Group, Inc.(1)	2,648	2,411,189
TransUnion	2,894	263,614
Verisk Analytics, Inc.	1,384	274,461
		3,219,352
Real Estate Management and Development — 0.5%
CBRE Group, Inc., Class A(1)	17,141	1,048,001
Road and Rail — 0.4%
J.B. Hunt Transport Services, Inc.	1,969	266,366
Old Dominion Freight Line, Inc.	2,646	538,091
		804,457
Semiconductors and Semiconductor Equipment — 14.5%
Advanced Micro Devices, Inc.(1)	6,329	586,445
Applied Materials, Inc.	38,943	3,212,019
Cirrus Logic, Inc.(1)	3,464	277,466
Enphase Energy, Inc.(1)	11,066	1,511,284
Entegris, Inc.	5,983	554,145
KLA Corp.	10,760	2,711,197
Lam Research Corp.	6,633	3,002,494
Maxim Integrated Products, Inc.	39,539	3,283,319
MKS Instruments, Inc.	1,953	269,475
Monolithic Power Systems, Inc.	6,185	1,978,953
NVIDIA Corp.	5,713	3,062,511
Qorvo, Inc.(1)	3,548	555,901
QUALCOMM, Inc.	23,981	3,529,284
Skyworks Solutions, Inc.	1,939	273,729
SolarEdge Technologies, Inc.(1)	997	277,146
Teradyne, Inc.	22,229	2,452,748
Texas Instruments, Inc.	23,650	3,813,562
Universal Display Corp.	1,210	277,138

Xilinx, Inc.	2,021	294,156
		31,922,972
Software — 19.0%
Adobe, Inc.(1)	13,001	6,220,589
Aspen Technology, Inc.(1)	2,025	272,261
Atlassian Corp. plc, Class A(1)	1,261	283,788
Autodesk, Inc.(1)	12,474	3,495,589
Blackline, Inc.(1)	2,391	293,854
Cadence Design Systems, Inc.(1)	31,601	3,675,196
Ceridian HCM Holding, Inc.(1)	17,018	1,640,876
Check Point Software Technologies Ltd.(1)	2,265	266,545
Citrix Systems, Inc.	22,049	2,732,312
DocuSign, Inc.(1)	1,239	282,343
Fair Isaac Corp.(1)	561	265,230
Five9, Inc.(1)	1,882	292,086
Fortinet, Inc.(1)	36,319	4,475,590
Intuit, Inc.	1,554	547,039
j2 Global, Inc.(1)	3,035	271,966
Microsoft Corp.	2,517	538,814
Paycom Software, Inc.(1)	5,359	2,235,132
Paylocity Holding Corp.(1)	1,390	273,274
PTC, Inc.(1)	2,591	279,439
Qualys, Inc.(1)	2,949	280,185
salesforce.com, Inc.(1)	1,032	253,666
ServiceNow, Inc.(1)	6,799	3,634,405
Synopsys, Inc.(1)	2,498	568,295
Trade Desk, Inc. (The), Class A(1)	1,907	1,718,341
VMware, Inc., Class A(1)	9,328	1,304,894
Workday, Inc., Class A(1)	12,630	2,839,098
Zendesk, Inc.(1)	2,088	278,748
Zoom Video Communications, Inc., Class A(1)	5,667	2,710,866
		41,930,421
Specialty Retail — 8.0%
Advance Auto Parts, Inc.	1,797	265,417
AutoZone, Inc.(1)	237	269,623
Best Buy Co., Inc.	28,451	3,095,469
Floor & Decor Holdings, Inc., Class A(1)	12,943	1,036,605
Home Depot, Inc. (The)	985	273,249
Lowe's Cos., Inc.	26,058	4,060,357
O'Reilly Automotive, Inc.(1)	8,992	3,978,420
Tractor Supply Co.	26,112	3,676,831
Williams-Sonoma, Inc.	9,532	1,043,468
		17,699,439
Technology Hardware, Storage and Peripherals — 0.6%
Apple, Inc.	4,675	556,559
NetApp, Inc.	4,862	259,193
Pure Storage, Inc., Class A(1)	13,623	248,892
Seagate Technology plc	4,598	270,409
		1,335,053
Textiles, Apparel and Luxury Goods — 2.0%
Carter's, Inc.	2,838	252,554
Deckers Outdoor Corp.(1)	1,037	264,010
lululemon athletica, Inc.(1)	9,241	3,421,203
NIKE, Inc., Class B	1,998	269,130

VF Corp.	3,033	252,952
		4,459,849
Trading Companies and Distributors — 0.3%
Fastenal Co.	5,500	271,975
SiteOne Landscape Supply, Inc.(1)	1,987	274,405
		546,380
TOTAL COMMON STOCKS (Cost $191,471,193)		219,336,004
TEMPORARY CASH INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $283,788)	283,788	283,788
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $191,754,981)		219,619,792
OTHER ASSETS AND LIABILITIES — 0.4%		895,414
TOTAL NET ASSETS — 100.0%		$220,515,206

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.